ACCUMULATED OTHER COMPREHENSIVE LOSS - Summary of Components of Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	$ 270,371	$ 455,171	$ 475,318
Other comprehensive loss	(1,388)	(1,270)	(471)
Ending balance	299,089	270,371	455,171
Accumulated Other Comprehensive Loss
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(15,505)	(13,923)	(13,462)
Other comprehensive income (loss) before reclassifications	1,224	54	(111)
Amounts reclassified out of accumulated other comprehensive income (loss)	2,398	1,636	350
Other comprehensive loss	(1,174)	(1,582)	(461)
Ending balance	(16,679)	(15,505)	(13,923)
Unrealized Gains (Losses) on Derivative Financial Instruments Designated as Hedges
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	559	596	(809)
Other comprehensive income (loss) before reclassifications	1,229	1,599	1,755
Amounts reclassified out of accumulated other comprehensive income (loss)	2,398	1,636	350
Other comprehensive loss	(1,169)	(37)	1,405
Ending balance	(610)	559	596
Foreign Currency Translation Adjustments
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(16,064)	(14,519)	(12,653)
Other comprehensive income (loss) before reclassifications	(5)	(1,545)	(1,866)
Amounts reclassified out of accumulated other comprehensive income (loss)	0	0	0
Other comprehensive loss	(5)	(1,545)	(1,866)
Ending balance	$ (16,069)	$ (16,064)	$ (14,519)